Summary of Significant Accounting Policies Schedule of Cash and Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents
Bank overdrafts	$ 15.4	$ 9.0
Proceeds from delayed tax exempt exchange	$ 28.9	$ 35.4